GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 27, 2013	Oct. 28, 2012
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 341,259	$ 101,859
Impairment of indefinite-lived intangible assets and goodwill	0	0
Brand/tradenames/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	333,275	93,875
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984